LOANS FROM RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 9. LOANS FROM RELATED PARTY

Notes payable to related party is as follows:

	March 31,	December 31,
	2013	2012
Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the three months ended March 31, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until July 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the quarter ended March 31, 2013, $17,502 has been advanced to the Company.	87,500	69,998
	$117,500	$104,998

The unsecured demand notes due to related parties have accrued interest of $30,966 as of March 31, 2013.

Notes payable is as follows:

	December 31,	December 31,
	2012	2011

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $15,000 has been paid during the twelve months ended December 31, 2012,	$35,000	$50,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until February 28, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $30,002 has been paid during the twelve months ended December 31, 2012.	69,998	100,000

	$104,998	$150,000

The unsecured demand notes due to related parties have accrued interest of $26,383 as of December 31, 2012.